Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other[c]	Total
At 1 January 2025	11,758	1,518	701	2,330	1,981	18,288
Exchange adjustments	159	15	6	99	144	423
Acquisitions	—	—	26	—	3	29
New and increase in existing provisions[a]	528	325	362	3,052	1,329	5,596
Write-back of unused provisions[a]	(2)	(73)	(20)	(83)	(707)	(885)
Unwinding of discount[b]	530	63	20	—	62	675
Utilization	(17)	(297)	(188)	(1,834)	(522)	(2,858)
Reclassified to other payables	(540)	(2)	(108)	—	(2)	(652)
Reclassified as liabilities directly associated with assets held for sale	(21)	(31)	(2)	—	(21)	(75)
Deletions	(142)	(18)	(1)	—	(1)	(162)
At 31 December 2025	12,253	1,500	796	3,564	2,266	20,379
Of which – current	824	319	100	2,709	757	4,709
– non-current	11,429	1,181	696	855	1,509	15,670
aRecognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
bRecognized in the Group income statement
cOther includes provisions for onerous contracts and restructuring costs.